Acquisitions and disposals - Vodafone Maltan and Idea (Details) € in Millions					1 Months Ended	12 Months Ended
	May 13, 2019	Aug. 31, 2018 ₨ / shares	Aug. 01, 2018 EUR (€)	Mar. 20, 2017	Aug. 31, 2018 ₨ / shares	Mar. 31, 2020 EUR (€)	Mar. 31, 2019 EUR (€)	Mar. 31, 2018 EUR (€)	Apr. 01, 2019 EUR (€)
Disposals
Net foreign exchange loss						€ 269	€ 305	€ 187
Property, plant and equipment						(39,197)	(27,432)		€ (37,658)
Cash and cash equivalents						(13,284)	(13,637)		€ (13,637)
Short and long-term borrowings						€ 74,718	52,955
Vodafone Malta
Disposals
Proportion of ownership interest						100.00%
Consideration received for transfer of ownership						€ 242
Net gain on disposal						€ 170
Vodafone Idea
Disposals
Proportion of ownership interest	45.20%
Other intangible assets			€ (6,138)
Property, plant and equipment			(3,091)
Trade and other receivables			(1,572)
Other investments			(6)
Cash and cash equivalents			(751)
Current and deferred taxation			(2,790)
Short and long-term borrowings			7,896
Trade and other payables			1,669
Provisions			720
Net assets disposed			(4,063)
Fair value of investment			2,467
Net cash proceeds arising from the transaction			320
Other effects			(2,144)
Net gain/(loss) on transaction			(3,420)
Loss on re-measurement of retained interest			603
Discontinued operations and assets and liabilities held for sale | Vodafone Idea
Disposals
Proportion of ownership interest					45.20%
Vodafone India (excluding interest in Indus Towers)
Disposals
Proportion of ownership interest				42.00%	42.00%
Loss on disposal							1,276
Net gain/(loss) on transaction							€ (3,420)
Aditya Birla Group | Vodafone Idea
Disposals
Net foreign exchange loss			2,079
Fair value per share | ₨ / shares		₨ 51.50			₨ 51.50
Ownership interest sold (as a percentage)		4.80%
Loss on disposal			€ 1,276